Other Payables (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Statement Line Items [Line Items]
Employees and payroll accruals	[1]		$ 810	₪ 877
Accrued expenses		₪ 1,391		2,025
Other			$ 27	178
Other payables		2,228		₪ 3,080
U.S. Dollars
Statement Line Items [Line Items]
Employees and payroll accruals	[1]	252
Accrued expenses		432
Other		9
Other payables		₪ 693

[1]	Balance includes related parties (The Companys CEO and the Chairman of the Board of Directors).